Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021	[1]
Cash and Cash Equivalents
Current deposits	€ 5,100	€ 6,506
Cash in hand and at banks	974,680	523,071
Total cash and cash equivalents	€ 979,780	€ 529,577	[1]	€ 549,207		€ 2,676,107

[1]	Restated figures (Note 2.d)